CONSOLIDATED BALANCE SHEET DETAIL (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 485,556	$ 451,049
Less: accumulated depreciation and amortization	(249,597)	(152,091)
Property and equipment, net	235,959	298,958
Accrued wages and bonus	457,891	372,563
Accrued placement fees		88,800
Accrued interest		27,538
Other	67,000	11,047
Accrued expenses	524,891	499,948
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	139,197	139,197
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	63,298	56,476
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	52,114	52,383
Other Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 230,947	$ 202,993